Statements of Cash Flows - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit for the year	$ 4,297,466	$ 5,080,635	$ 240,771
Adjustments to reconcile net (loss) profit to net cash flows from operating activities:
Depreciation of property, plants and equipments	2,561,499	2,148,089	2,147,241
Loss on disposals of property, plants and equipments	134,455	49,824	244,456
Net accrued interest	4,296,427	2,113,569	2,198,026
Exchange difference	2,629,966	564,056	911,819
Income tax	1,877,396	510,056	147,270
Allowance for the impairment of trade and other receivables, net of recovery	977,503	391,615	433,371
Adjustment to present value of receivables	327	431	(5,749)
Provision for contingencies	724,097	542,364	301,808
Changes in fair value of financial assets	(703,123)	(437,577)	(891,773)
Accrual of benefit plans	112,208	169,454	194,232
Gain from interest in joint ventures	(1,602)	(10,052)	(6)
Higher cost recognition - SEE Resolution 250/13 and subsequent Notes	0	0	(185,436)
Income recognition on account of the RTI - SE Resolution 32/15	0	0	(958,289)
Recognition of income - provisional remedies - MINEM Note 2016-04484723	0	0	(2,074,170)
Net gain from the repurchase of Corporate Bonds	(4,539)	0	(90)
Income from non-reimbursable customer contributions	(5,574)	(4,372)	(1,520)
Other reserve constitution - Share bases compensation plan	10,700	11,469	32,833
Gain on net monetary position	(8,503,862)	(5,505,073)	(5,469,122)
Changes in operating assets and liabilities:
Increase in trade receivables	(2,131,406)	(2,623,696)	(5,503,081)
Decrease in other receivables	833,953	28,093	1,967,981
Increase in inventories	(819,875)	(530,114)	(283,022)
Increase in deferred revenue	88,368	0	86,859
Increase in trade payables	1,242,870	4,887,145	4,853,944
Increase in salaries and social security payable	565,657	314,806	579,828
Decrease in benefit plans	(55,354)	(56,573)	(57,013)
(Decrease) Increase in tax liabilities	(515,651)	(366,667)	1,832,418
Increase in other payables	3,220,527	438,201	4,327,303
Decrease in provisions	(325,247)	(58,934)	(95,930)
Payment of Tax payable	(886,154)	(390,763)	0
Net cash flows generated by operating activities	9,621,032	7,265,986	4,974,959
Cash flows from investing activities
Payment of property, plants and equipments	(8,269,359)	(7,897,106)	(4,232,239)
Net collection of Financial assets	(2,344,945)	(1,013,532)	27,103
Redemption net of money market funds	2,312,229	348,233	109,182
Mutuum granted to third parties	(114,889)	0	0
Collection of receivables from sale of subsidiaries	88,529	53,622	23,974
Net cash flows used in investing activities	(8,328,435)	(8,508,783)	(4,071,980)
Cash flows from financing activities
Proceeds from borrowings	0	1,285,946	0
Payment of interests	(652,667)	(418,494)	(516,799)
Payment of redemption on corporate notes	0	0	(420,778)
Repurchase of corporate notes	(375,520)	0	(9,818)
Acquisition of own shares	(1,068,784)	0	0
Net cash flows (used in) generated by financing activities	(2,096,971)	867,452	(947,395)
Decrease in cash and cash equivalents	(804,374)	(375,345)	(44,416)
Cash and cash equivalents at the beginning of year	122,349	476,451	237,619
Exchange differences in cash and cash equivalents	155,985	(62)	(8,967)
Result from exposure to inflation	553,648	21,305	292,215
Decrease in cash and cash equivalents	(804,374)	(375,345)	(44,416)
Cash and cash equivalents at the end of the year	27,608	122,349	476,451
Supplemental cash flows information: Non-cash activities
Acquisitions of property, plant and equipment through increased trade payables	(677,207)	(585,692)	(379,146)
Decrease of property, plant and equipment through increased other receivables	$ 439,300	$ 0	$ 0